Expense Example - Yorkville America MANGOS Plus Index ETF - Yorkville America MANGOS Plus Index ETF Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160